Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Maximum [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to Extend Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 3,340,280
Credit card lines [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	14,181
Standby Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	147,190
Guarantee obligations, maximum exposure	147,190,000
Commercial Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	361
Unsecured Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Unsecured letters of credit	$ 23,677,000	$ 40,249,000